Shareholders’ Equity - Schedule of Amounts Restricted are the Paid-In-Capital and Statutory Reserve (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Amounts Restricted are the Paid-In-Capital and Statutory Reserve [Abstract]
Statutory reserves	$ 919,978	$ 874,518
Paid-in-capital	24,815,336	13,775,036
Total	$ 25,735,314	$ 14,649,554